Intellectual property (Details Narrative)	1 Months Ended				12 Months Ended
	Apr. 18, 2023 USD ($)	Aug. 31, 2021 CAD ($)	Apr. 22, 2021 CAD ($)	Apr. 22, 2021 USD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 shares
Payment to acquire intangible asset	$ 250,000	$ 15,000			$ 200,000
Other Costs					$ 3,000
Estimated Useful Life Of Asset					20 years	20 years	15 years
Fair Value Of Consideration							$ 25,300,000
Annual Amortization Expense 2022					$ 13,781,000,000		1,700,000
Amortization Expense Total					$ 68,902,000,000		$ 8,500,000
Common Shares , Issued | shares					78,025,237			68,949,109
Signature Milestone Payment			$ 50,310		$ 50,310
Common Shares , Amount					98,179,271			$ 96,423,648
TSX
Payment to acquire intangible asset					$ 15,000
Common Shares , Issued | shares					300,000
Common Shares , Amount					$ 207,300
SFD Geothermal Right acquired [Member]
Payment to acquire intangible asset				$ 40,000		$ 40,000
Common Shares , Issued | shares					300,000				300,000
Acquisition					$ 275,610